Provisions - Summary of Current and Non Current Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of total provisions [line items]
Non-Current	₨ 32,282	$ 425	₨ 29,854
Current	3,150	42	2,378
Total	35,432	467	32,232
Employee benefits provision [member]
Disclosure of total provisions [line items]
Non-Current	104	1	117
Current	1,774	24	1,545
Total	1,878	25	1,662
Provision for restoration, rehabilitation and environmental costs [member]
Disclosure of total provisions [line items]
Non-Current	32,178	424	29,737
Current	278	4	275
Total	32,456	428	30,012	$ 396	₨ 26,760
Miscellaneous other provisions [member]
Disclosure of total provisions [line items]
Current	1,098	14	558
Total	₨ 1,098	$ 14	₨ 558	$ 7	₨ 541